Earning per unit and cash distributions (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Unit [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The calculation of basic and diluted earnings per unit are presented below:

	Year ended December 31,
(in thousands of U.S. dollars, except per unit numbers)	2017	2016	2015
Net income	$59,190	41,377	$41,279
Adjustment for:
Non-controlling interest	10,408	—	—
Preferred unitholders’ interest in net income	2,480	—	—
Limited partners' interest in net income	46,302	41,377	41,279
Less: Dividends paid or to be paid (1)	(57,764)	(46,627)	(37,609)
Under (over) distributed earnings	(11,462)	(5,250)	44,949
Under (over) distributed earnings attributable to:
Common units public	(6,145)	(2,814)	1,540
Common units Höegh LNG	(736)	(338)	295
Subordinated units Höegh LNG	(4,581)	(2,098)	1,835
	(11,462)	(5,250)	3,670
Basic weighted average units outstanding (in thousands)
Common units public	17,645	11,481	11,040
Common units Höegh LNG	2,116	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	17,657	11,486	11,040
Common units Höegh LNG	2,116	2,116	2,116
Subordinated units Höegh LNG	13,156	13,156	13,156

Basic and diluted earnings per unit (2):
Common unit public	$1.37	1.58	$1.56
Common unit Höegh LNG (3)	$1.44	1.52	$1.57
Subordinated unit Höegh LNG (3)	$1.45	1.52	$1.57

(1)
Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period, and is based the number of units outstanding at the period end.

(2)
Effective June 3, 2016, the Partnership granted 21,500 phantom units to the CEO/CFO of the Partnership. One-third of the phantom units vest as of December 31, 2017, 2018 and 2019, respectively. The phantom units impact the diluted weighted average units outstanding; however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit are the same.

(3)
Includes total amounts attributable to incentive distributions rights of $1,141 and $481 for the years ended December 31, 2017 and 2016, respectively, of which $158 and $67 was attributed to common units owned by Höegh LNG and $983 and $414 was attributed to subordinated units owned by Höegh LNG, for the years ended December 31, 2017 and 2016, respectively.